Related-party transactions	12 Months Ended
Dec. 31, 2019
Related-party transactions
Related party transactions

47. Related-party transactions

Transactions with related parties

The parties related to the Bank are deemed to include, in addition to its subsidiaries, associates and jointly controlled entities, the Bank’s key management personnel (the member of its Board of Directors, executive officers and other key management personnel, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.

The Bank also considers the companies that are part of Banco Santander (Spain).

Transactions between the Bank and its related parties were made on terms equivalent to those that prevail in arm’s-length transactions and are specified below. To facilitate comprehension, we have divided the information into the following categories:

Ultimate Parent Company

This category includes balances with Banco Santander (Spain).

Santander Group Companies

This category includes all the companies that are controlled by Banco Santander (Spain) around the world, and hence, it also includes the companies over which the Bank exercises any degree of control.

The information related to directors, executive officers and other key management personnel is detailed in Note 5.

	12/31/2018		12/31/2019
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

ASSETS:
Financial assets at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	69,178	—	60,737	—
Banco Santander (Chile)	—	—	—	138
Other	—	9	—	—
Other financial assets at fair value through profit or loss -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	13,127	—	—	—
Loans and advances to customers -
Of which -
Casa de Bolsa Santander, S.A. de C.V.	—	2,178	—	1,915
Financial assets at amortized cost -
Loans and advances to credit institutions -
Of which -
Banco Santander, S.A. (Spain)	3,472	—	11,334	—
Loans and advances to customers -
Of which -
Santander Capital Structuring, S.A. de C.V.	—	1,296	—	2,204
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	1,745	—	1,687
Key management personnel	—	2,430	—	2,992
Other intangible assets -
Of which -
Santander Tecnología México, S.A. de C.V. (formerly Isban México, S.A. de C.V.)	—	3,403	—	4,120
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	864	—	809
Santander Back-Offices Globales Mayoristas, S.A.	—	78	—	78
Santander Brasil Tecnologia, S.A (formerly Isban Brasil, S.A.)	—	11	—	11
Other assets -
Of which -
Santander Digital Assets, SL	—	—	—	53
Zurich Santander Seguros México, S.A.	—	1,108	—	1,278
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	153	—	163
Other	—	63	—	65

	12/31/2018		12/31/2019
	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group
	Company	Companies	Company	Companies

LIABILITIES AND EQUITY:
Financial liabilities at fair value through profit or loss -
Trading derivatives -
Of which -
Banco Santander, S.A. (Spain)	37,082	—	51,998	—
Banco Santander International	—	3	—	—
Other	—	2	—	—
Other financial liabilities at fair value through profit or loss -
Customer deposits - Repurchase agreements
Of which -
Casa de Bolsa Santander, S.A. de C.V.	—	9,270	—	5,010
Other	—	17	—	18
Financial liabilities at amortized cost -
Deposits from credit institutions -
Of which -
Banco Santander, S.A. (Spain)	34,525	—	10,598	—
Banco Santander (Brazil)	—	—	—	213
Other	—	87	—	84
Subordinated liabilities -
Of which -
Banco Santander, S.A. (Spain)	28,109	—	26,987	—
Customer deposits -
Of which-
Operadora de Carteras Gamma, S.A.P.I. de C.V.	—	153	—	73
Grupo Financiero Santander México, S.A. de C.V.	—	—	—	18
Santander Global Facilities, S.A. de C.V.	—	335	—	411
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	49	—	35
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	377	—	445
Santander Capital Structuring, S.A. de C.V.	—	379	—	217
Other(*)	—	1,350	—	1,057
Marketable debt securities -
Of which -
Banco Santander, S.A. (Spain)	969	—	930	—
Other	—	11	—	29
Other financial liabilities -
Of which -
Banco Santander, S.A. (Spain)	686	—	656	—
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander México	—	37	—	90
Santander Global Facilities, S.A. de C.V.	—	408	—	493
Other	—	56	—	61
Other liabilities -
Of which -
Banco S3 México, S.A., Institución de Banca Múltiple	—	43	—	58
Santander Back-offices Globales Mayorista, S.A.	—	—	—	16
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	128	—	972
Other	—	4	—	11

(*)As of December 31, 2018 and 2019, includes 1,112 million pesos and 940 million pesos, respectively, related to key management personnel transactions.

	2017		2018		2019
	Ultimate	Santander	Ultimate	Santander	Ultimate	Santander
	Parent	Group	Parent	Group	Parent	Group
	Company	Companies	Company	Companies	Company	Companies

INCOME STATEMENT:
Interest income -
Of which -
Banco Santander, S.A. (Spain)	—	—	144	—	22	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	86	—	107	—	112
Casa de Bolsa Santander, S.A. de C.V.	—	95	—	127	—	91
Santander Capital Structuring, S.A. de C.V.	—	—	—	120	—	164
Other	—	93	—	1	—	1
Interest expenses and similar charges -
Of which -
Banco Santander, S.A. (Spain)	1,440	—	1,765	—	1,536	—
Casa de Bolsa Santander, S.A. de C.V.	—	1,449	—	1,824	—	669
Grupo Financiero Santander México, S.A. de C.V.	—	16	—	—	—	—
Banco S3 México, S.A., Institución de Banca Múltiple	—	12	—	44	—	37
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	7	—	7	—	—
Santander Global Facilities, S.A. de C.V.	—	28	—	32	—	38
Santander Tecnología México, S.A. de C.V. (formerly Isban México, S.A. de C.V.)	—	28	—	—	—	—
Other	—	35	—	45	—	39
Fee and commission income -
Of which -
Banco Santander, S.A. (Spain)	7	—	6	—	12	—
Santander Investment Securities Inc.	—	10	—	6	—	—
Casa de Bolsa Santander, S.A. de C.V.	—	—	—	292	—	115
Zurich Santander Seguros México, S.A.	—	4,219	—	4,645	—	4,986
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	1,585	—	1,564	—	1,567
Other	—	9	—	—	—	39
Fee and commission expense-
Of which -
Banco Santander, S.A. (Spain)	15	—	2	—	2	—
Santander Global Facilities, S.A. de C.V.	—	15	—	—	—	161
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	—	—	60	—	105
Casa de Bolsa Santander, S.A. de C.V.	—	—	—	—	—	31
SAM Asset Management , S.A. de C.V., Sociedad Operadora de Fondos de Inversión	—	66	—	16	—	14
Other	—	—	—	8	—	—
Gains/(losses) on financial assets and liabilities (net) -
Of which -
Banco Santander, S.A. (Spain)	(4,346)	—	2,145	—	(19,135)	—
Banco Santander (Chile)	—	—	—	—	—	134
Abbey National Treasury Services plc.	—	(739)	—	56	—	—
Other	—	19	—	19	—	12
Other operating income
Of which -
Santander Global Facilities, S.A. de C.V.	—	46	—	44	—	37
Santander Digital Assets, S.L.	—	—	—	—	—	62
Casa de Bolsa Santander, S.A. de C.V.	—	28	—	113	—	53
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	—	—	62	—	69
Other	—	10	—	29	—	44

Administrative expenses -
Of which -
Banco Santander, S.A. (Spain)	66	—	335	—	398	—
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informáticos Generales, S.L.)	—	1,601	—	1,804	—	2,147
Santander Tecnología México, S.A. de C.V. (formerly Isban México, S.A. de C.V.)	—	188	—	—	—	—
Santander Global Facilities, S.A. de C.V.	—	366	—	517	—	368
Ingeniería de Software Bancario, S.L.	—	165	—	—	—	—
Gesban México Servicios Administrativos Globales, S.A. de C.V.	—	53	—	54	—	59
Santander Back-offices Globales Mayorista, S.A.	—	61	—	47	—	49
Universia México, S.A. de C.V.	—	—	—	—	—	22
Casa de Bolsa Santander, S.A. de C.V.	—	—	—	88	—	—
Geoban, S.A.	—	77	—	75	—	60
Aquanima México, S. de R.L. de C.V.	—	45	—	53	—	71
Servicios de Cobranza, Recuperación y Seguimiento, S.A. de C.V.	—	119	—	7	—	—
Other	—	34	—	34	—	30

See Note 3 for significant transactions with related parties.